SHORT-TERM INVESTMENTS - Summary of Short-Term Investments (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of short-term investments
Short-term investments	R$ 1,800,439	R$ 1,978,740
Proportion of ownership interest in investments accounted for using equity method		100.00%
Crer Para Ver [Member]
Disclosure of short-term investments
Short-term investments	R$ 91,340	R$ 96,070
Treasury Bills [Member]
Disclosure of short-term investments
Average rate of remuneration for shor-term investments	109.69%	120.00%
Government securities (LFT) [Member]
Disclosure of short-term investments
Average rate of remuneration for shor-term investments	100.02%	102.00%